COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Sep. 11, 2017	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Rent expense		$ 1,537	$ 1,590
Accrued the amounts		753,475		$ 744,115
Interest Payable		240,712		188,686	$ 149,481
Annual salary		$ 190,000		$ 190,000
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Related party transactions, description	(i) 200,000 shares of Series B Convertible Preferred Stock, (ii) a royalty equal to 5% of gross revenues derived from products sold related to the patents, and (iii) certain minimum required payments beginning at $50,000 and doubling each year thereafter. The Series B Preferred Stock may be converted at the election of holder on a basis for 50 common shares for each preferred share at any time or an aggregate of 10,000,000 common shares in exchange for all 200,000 shares of Series B Convertible Preferred Stock.